Initial Public Offering and Over-Allotment (Details) - $ / shares		7 Months Ended	9 Months Ended
	Jan. 14, 2022	Dec. 31, 2021	Sep. 30, 2022
Initial Public Offering and Over-Allotment (Details) [Line Items]
Sold unit shares		7,500,000	7,500,000
Price per unit (in Dollars per share)		$ 10	$ 10
Initial public offering and over allotment description		Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of a share of common stock upon consummation of a Business Combination.	Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of a share of common stock upon consummation of a Business Combination (each, a “Public Right”).
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units of stock		1,125,000	1,125,000
Additional Units	227,686